Income taxes (Details) - Schedule of federal statutory rate to the loss before taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Statutory Rate to the Loss Before Taxes [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Tax provision at statutory rate $	$ (23,622)	$ (16,608)
State income tax rate	7	5
Foreign withholding and income tax	2,298	388
Foreign rate differential	(115)
Research and development credits	(1,731)	(1,605)
Change in valuation allowance	24,272	15,804
Stock based compensation	1,540	728
Permanent book tax differences	470	996
Other	(230)	748
Total	$ 2,889	$ 456